Financial Statements Schedule I - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 75,932		$ 62,952	$ 229,660
Short-term investments	200,000		200,350
Prepayments and other current assets	6,736	$ 5,611	5,749
Total current assets	292,464		269,145
Total assets	355,153		301,987
Current liabilities:
Other current liabilities	13,174		7,767
Total current liabilities	46,635		48,842
Deferred income	2,881		2,064
Total liabilities	60,493		50,906
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 58,006,967 and 68,237,247 shares outstanding as of December 31, 2018 and 2019, respectively)	4		3
Additional paid-in capital	734,734		498,043
Accumulated deficit	(444,698)		(249,627)
Accumulated other comprehensive income	4,620		2,662
Total shareholders' equity	294,660		251,081	$ 235,171	$ (51,551)
Total liabilities and shareholders' equity	355,153		301,987
Parent Company
Current assets:
Cash and cash equivalents	55,442		746
Short-term investments	200,000		200,350
Prepayments and other current assets	4,179		2,912
Total current assets	259,621		204,008
Investment in subsidiaries	36,504		48,748
Total assets	296,125		252,756
Current liabilities:
Other current liabilities	607		505
Total current liabilities	607		505
Deferred income	858		1,170
Total liabilities	1,465		1,675
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 58,006,967 and 68,237,247 shares outstanding as of December 31, 2018 and 2019, respectively)	4		3
Additional paid-in capital	734,734		498,043
Accumulated deficit	(444,698)		(249,627)
Accumulated other comprehensive income	4,620		2,662
Total shareholders' equity	294,660		251,081
Total liabilities and shareholders' equity	$ 296,125		$ 252,756